Consolidated Statement of Changes in Equity € in Millions, $ in Millions		USD ($)		EUR (€)	Issued capital [member] USD ($)	Share premium [member] USD ($)	Treasury shares [member] USD ($)	Reserves [member] USD ($)	Share-based payments reserves [member] USD ($)	OCI reserves [member] USD ($) [1]	Deferred share instrument [member] USD ($)	Retained earnings [member] USD ($)	Equity attributable to owners of parent [member] USD ($)	Non-controlling interest [member] USD ($)
Beginning balance at Dec. 31, 2017		$ 80,200			$ 1,736	$ 17,620	$ (8,980)	$ 45,726	$ 1,753	$ (14,784)	$ 1,119	$ 28,387	$ 72,576	$ 7,624
Impact of adopting IFRSs 9 and 15		(46)										(4)	(4)	(42)
Beginning balance, as adjusted at Dec. 31, 2017		80,154			1,736	17,620	(8,980)	45,726	1,753	(14,784)	1,119	28,383	72,572	7,582
Profit of the period		5,688	[2]									4,370	4,370	1,318
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))		(7,802)								(7,374)			(7,374)	(429)
Cash flow hedges		(52)								(92)			(92)	40
Re-measurements of post-employment benefits		99	[2]							98			98	1
Total comprehensive income/(loss)		(2,068)	[2]							(7,368)		4,370	(2,998)	930
Dividends		(7,437)		€ (3,557)							(56)	(6,258)	(6,314)	(1,123)
Treasury shares	[1]						2,431				$ (1,063)	(1,368)
Share-based payments		290							284				284	6
Sale/(purchase) of non-controlling interests												429	429	(429)
Hyperinflation monetary adjustments		905										560	560	345
Scope and other changes		46										(48)	(48)	94
Ending balance at Dec. 31, 2018		71,889			1,736	17,620	(6,549)	45,726	2,037	(22,152)		26,068	64,485	7,404
Profit of the period		10,414										9,171	9,171	1,243
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))		790								1,143			1,143	(353)
Cash flow hedges		(110)								(97)			(97)	(13)
Re-measurements of post-employment benefits		(182)								(173)			(173)	(9)
Total comprehensive income/(loss)		10,912								873		9,171	10,044	867
Dividends		(5,179)		€ (2,590)								(4,117)	(4,117)	(1,062)
Treasury shares							279					(279)
Share-based payments		319							290				290	29
Sale/(purchase) of non-controlling interests		5,805						4,378					4,378	1,427
Hyperinflation monetary adjustments		354										219	219	135
Scope and other changes		452										421	421	31
Ending balance at Dec. 31, 2019		84,553			1,736	17,620	(6,270)	50,104	2,327	(21,279)		31,484	75,722	8,831
Profit of the period		2,202										1,405	1,405	797
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))		(10,473)								(9,943)			(9,943)	(529)
Cash flow hedges		206								198			198	8
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture		426								426			426
Re-measurements of post-employment benefits		(263)								(243)			(243)	(20)
Total comprehensive income/(loss)		(7,901)								(9,562)		1,405	(8,156)	255
Dividends		(1,923)										(1,118)	(1,118)	(804)
Treasury shares		385					1,359					(974)	385
Share-based payments		20							3				3	17
Sale/(purchase) of non-controlling interests	[3]	2,985						1,116					1,116	1,869
Hyperinflation monetary adjustments		259										160	160	99
Scope and other changes		(26)										(87)	(87)	60
Ending balance at Dec. 31, 2020		$ 78,351			$ 1,736	$ 17,620	$ (4,911)	$ 51,220	$ 2,330	$ (30,841)		$ 30,870	$ 68,024	$ 10,327

[1]	See Note 23 Changes in equity and earnings per share.
[2]	In 2019, the consolidated statement of comprehensive income for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.
[3]	The 2020 sale of non-controlling interest relates to the issuance of a 49.9% minority stake in the company’s US-based metal container operations completed in December 2020 (refer to Note 23 Changes in equity and earnings per share for more details).